Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%(b)
Communication Services-3.58%
Bharti Airtel Ltd.	427,035	$6,023,984
Bharti Airtel Ltd.	27,297	253,350
Info Edge India Ltd.	14,068	851,778
Sun TV Network Ltd.	15,654	124,069
Tata Communications Ltd.	20,972	438,702
Zee Entertainment Enterprises Ltd.(c)	152,832	319,432
		8,011,315
Consumer Discretionary-12.48%
Bajaj Auto Ltd.	12,533	1,158,588
Balkrishna Industries Ltd.	14,843	438,664
Bata India Ltd.	11,816	211,674
Bharat Forge Ltd.	46,391	689,554
Bosch Ltd.	1,607	456,069
Dixon Technologies India Ltd.(d)	6,579	475,142
Eicher Motors Ltd.	25,602	1,185,147
Exide Industries Ltd.	84,564	341,287
Hero MotoCorp Ltd.	24,072	1,340,117
Indian Hotels Co. Ltd. (The)	152,520	904,416
Jubilant Foodworks Ltd.	66,720	417,459
Mahindra & Mahindra Ltd.	172,870	3,437,532
Maruti Suzuki India Ltd.	24,360	2,987,780
MRF Ltd.	472	809,353
Page Industries Ltd.	1,042	468,070
Rajesh Exports Ltd.	25,109	110,456
Relaxo Footwears Ltd.	13,414	138,955
Samvardhana Motherson International Ltd.	439,727	599,488
Sona Blw Precision Forgings Ltd.(d)	65,105	484,584
Tata Motors Ltd.	339,393	3,612,106
Tata Motors Ltd., Class A	85,135	598,707
Titan Co. Ltd.	76,670	3,411,649
Trent Ltd.	33,413	1,242,381
Tube Investments of India Ltd.	18,492	869,219
TVS Motor Co. Ltd.	43,539	1,049,082
UNO Minda Ltd.	30,848	256,669
Vedant Fashions Ltd.	11,222	135,696
Whirlpool of India Ltd.	5,675	92,103
		27,921,947
Consumer Staples-7.31%
Britannia Industries Ltd.	21,935	1,371,948
Colgate-Palmolive (India) Ltd.	24,437	756,814
Dabur India Ltd.	106,505	691,807
Emami Ltd.	38,004	228,732
Hindustan Unilever Ltd.	163,344	4,884,259
ITC Ltd.	549,637	2,921,916
Marico Ltd.	95,494	607,399
Nestle India Ltd.	66,154	1,995,506
Tata Consumer Products Ltd.	116,349	1,566,827
Varun Beverages Ltd.	85,825	1,323,978
		16,349,186
Energy-13.11%
Bharat Petroleum Corp. Ltd.	183,942	1,114,883
Coal India Ltd.	417,593	2,044,687
Hindustan Petroleum Corp. Ltd.(c)	111,845	624,180
Indian Oil Corp. Ltd.	755,249	1,337,447
Oil & Natural Gas Corp. Ltd.	714,233	2,169,637
Oil India Ltd.	61,068	313,603
Petronet LNG Ltd.	138,208	448,037
Reliance Industries Ltd.	619,102	21,270,194
		29,322,668
	Shares	Value
Financials-17.37%
AU Small Finance Bank Ltd.(d)	60,205	$461,948
Bajaj Finance Ltd.	45,070	3,730,513
Bajaj Finserv Ltd.	70,357	1,378,512
Bajaj Holdings & Investment Ltd.	4,934	496,926
Bandhan Bank Ltd.(d)	145,434	400,658
Bank of Baroda	190,592	567,519
Cholamandalam Investment and Finance Co. Ltd.	75,647	1,077,685
Federal Bank Ltd.	331,026	587,126
HDFC Asset Management Co. Ltd.(d)	18,543	799,868
HDFC Bank Ltd.	867,784	15,260,735
ICICI Bank Ltd.	289,571	3,586,378
ICICI Lombard General Insurance Co. Ltd.(d)	44,363	798,302
IDBI Bank Ltd.	105,290	109,832
Kotak Mahindra Bank Ltd.	18,324	402,740
L&T Finance Holdings Ltd.	154,527	322,577
LIC Housing Finance Ltd.	55,523	418,054
Mahindra & Mahindra Financial Services Ltd.	109,111	380,073
Muthoot Finance Ltd.	19,703	331,087
Nippon Life India Asset Management Ltd.(d)	26,515	167,244
Piramal Enterprises Ltd.	21,880	241,392
Power Finance Corp. Ltd.	267,626	1,429,019
REC Ltd.	229,849	1,380,740
SBI Cards & Payment Services Ltd.	53,364	460,021
Shriram Finance Ltd.	51,500	1,530,796
State Bank of India	328,914	2,540,655
		38,860,400
Health Care-6.13%
Alkem Laboratories Ltd.	9,526	572,737
Apollo Hospitals Enterprise Ltd.	18,260	1,396,233
Aurobindo Pharma Ltd.	48,852	676,674
Cipla Ltd.	94,237	1,532,689
Divi’s Laboratories Ltd.	23,466	1,037,320
Dr Lal PathLabs Ltd.(d)	6,414	194,657
Dr. Reddy’s Laboratories Ltd.	22,285	1,637,434
GlaxoSmithKline Pharmaceuticals Ltd.	7,831	212,285
Glenmark Pharmaceuticals Ltd.	27,758	303,700
Ipca Laboratories Ltd.	25,148	339,586
Laurus Labs Ltd.(d)	71,464	328,297
Lupin Ltd.	44,277	801,820
Sun Pharmaceutical Industries Ltd.	200,321	3,422,263
Syngene International Ltd.(d)	30,129	272,389
Torrent Pharmaceuticals Ltd.	17,938	546,653
Zydus Lifesciences Ltd.	46,704	427,415
		13,702,152
Industrials-9.02%
3M India Ltd.	470	194,615
ABB India Ltd.	9,746	548,902
Adani Enterprises Ltd.	64,583	2,444,245
Adani Ports & Special Economic Zone Ltd.	136,816	1,988,983
AIA Engineering Ltd.	7,164	353,850
Ashok Leyland Ltd.	263,949	558,780
Astral Ltd.	21,929	483,126
Bharat Electronics Ltd.	658,176	1,474,161
CG Power and Industrial Solutions Ltd.	117,811	664,639
Container Corp. of India Ltd.	50,598	540,091
Cummins India Ltd.	24,892	687,742
Havells India Ltd.	44,314	690,463
Hindustan Aeronautics Ltd.(d)	34,952	1,264,820
Indian Railway Catering & Tourism Corp. Ltd.	55,450	652,225
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
L&T Technology Services Ltd.(d)	4,877	$327,292
Larsen & Toubro Ltd.	124,077	5,194,517
Polycab India Ltd.	8,790	459,457
Schaeffler India Ltd.	7,463	281,309
Siemens Ltd.	16,399	817,582
Voltas Ltd.	42,241	555,645
		20,182,444
Information Technology-14.69%
Coforge Ltd.	10,700	804,371
HCL Technologies Ltd.	194,711	3,692,831
Honeywell Automation India Ltd.	369	171,925
Infosys Ltd.	645,598	12,870,755
LTIMindtree Ltd.(d)	16,914	1,107,846
Mphasis Ltd.	14,954	467,286
Oracle Financial Services Software Ltd.	4,227	331,821
Persistent Systems Ltd.	9,243	927,646
Tata Consultancy Services Ltd.	188,044	8,637,074
Tata Elxsi Ltd.	6,301	576,754
Tech Mahindra Ltd.	111,751	1,790,315
Wipro Ltd.	258,755	1,479,938
		32,858,562
Materials-10.35%
Aarti Industries Ltd.	36,608	289,884
Ambuja Cements Ltd.	134,740	906,843
APL Apollo Tubes Ltd.	31,495	570,804
Asian Paints Ltd.	83,082	2,951,201
Bayer CropScience Ltd.	2,377	171,578
Berger Paints India Ltd.	53,748	365,785
Castrol India Ltd.	89,739	212,604
Coromandel International Ltd.	20,081	253,910
Dalmia Bharat Ltd.	15,197	417,068
Deepak Nitrite Ltd.	12,791	355,233
Gujarat Fluorochemicals Ltd.	7,369	326,294
Hindalco Industries Ltd.	259,553	1,807,675
Hindustan Zinc Ltd.	42,992	164,217
Jindal Steel & Power Ltd.	71,819	655,018
JSW Steel Ltd.	185,013	1,821,699
Kansai Nerolac Paints Ltd.	37,469	154,211
Linde India Ltd.	3,961	266,595
NMDC Ltd.	211,665	560,402
PI Industries Ltd.	14,874	604,438
Pidilite Industries Ltd.	28,033	854,420
Shree Cement Ltd.	2,494	857,163
Solar Industries India Ltd.	4,479	348,964
SRF Ltd.	26,027	727,983
Steel Authority of India Ltd.	266,414	392,922
	Shares		Value
Materials-(continued)
Supreme Industries Ltd.		11,787	$586,432
Tata Steel Ltd.		1,530,631	2,506,411
UltraTech Cement Ltd.		21,093	2,579,083
UPL Ltd.		97,096	628,311
Vedanta Ltd.		247,335	816,611
			23,153,759
Real Estate-0.95%
DLF Ltd.		114,262	1,103,025
Embassy Office Parks REIT		153,438	663,919
Oberoi Realty Ltd.		21,630	345,079
			2,112,023
Utilities-4.89%
Adani Total Gas Ltd.		51,050	628,579
GAIL (India) Ltd.		485,532	1,010,289
Gujarat Gas Ltd.		37,029	259,061
Indraprastha Gas Ltd.		64,491	334,564
JSW Energy Ltd.		70,379	428,260
NHPC Ltd.		547,202	599,819
NTPC Ltd.		871,814	3,337,874
Power Grid Corp. of India Ltd.		771,879	2,410,847
Tata Power Co. Ltd. (The)		304,830	1,429,430
Torrent Power Ltd.		39,807	498,504
			10,937,227
Total Common Stocks & Other Equity Interests (Cost $187,307,005)			223,411,683
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
Consumer Staples-0.00%
Britannia Industries Ltd., Series N3, 5.50%, 06/03/2024 (Cost $6,123)	INR	445,614	5,317
	Shares
Money Market Funds-1.88%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $4,195,423)		4,195,423	4,195,423
TOTAL INVESTMENTS IN SECURITIES-101.76% (Cost $191,508,551)			227,612,423
OTHER ASSETS LESS LIABILITIES-(1.76)%			(3,938,870)
NET ASSETS-100.00%			$223,673,553

See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $7,083,047, which represented 3.17% of the Fund’s Net Assets.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,186,438	$11,950,583	$(8,941,598)	$-	$-	$4,195,423	$28,772

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$-	$223,411,683	$-	$223,411,683
Non-U.S. Dollar Denominated Bonds & Notes	-	5,317	-	5,317
Money Market Funds	4,195,423	-	-	4,195,423
Total Investments	$4,195,423	$223,417,000	$-	$227,612,423